UNITED STATES
                  SECURITIES AND EXCHANGE COMMISSION
                        Washington, D.C.  20549

                              FORM 13F

                        FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:     March 31, 2001

Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      M.H. Davidson & Co., L.L.C.
Address:   885 Third Avenue Suite 3300
           New York, NY 10022



13F File Number:  28-4666

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:    Thomas L. Kempner Jr.
Title:   Member
Phone:   212-371-3966

Signature, Place, and Date of Signing:

  Thomas L. Kempner Jr.  New York  May  3, 2001


Report Type (Check only one.):

[X]        13F HOLDINGS REPORT.

[ ]        13F NOTICE.

[ ]        13F COMBINATION REPORT.


List of Other Managers Reporting for this Manager:



I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.

Report Summary:

Number of Other Included Managers:            0

Form 13F Information Table Entry Total:      25

Form 13F Information Table Value Total:       127,396,000


CONFIDENTIAL INFORMATION HAS BEEN OMITTED FROM THIS FILING AND FILED SEPARATELY WITH THE COMMISSION.


List of Other Included Managers:

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER         TITLE OF CLASS     CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- -------

AGILE SOFTWARE                 CS               00846X105     2096   202000 SH       SOLE                   202000
AGRIBRANDS INTERNATIONAL       CS               00849R105    13168   243945 SH       SOLE                   243945
BANCO FRANCES                  CS               07329M100     1080    41300 SH       SOLE                    41300
BANK UNITED LITIGATION RIGHTS  CS               065416117      177   809900 SH       SOLE                   809900
CABLETRON SYSTEMS              CS               126920107     1484   115000 SH       SOLE                   115000
CITADEL COMMUNICATIONS         CS               172853202     4834   194836 SH       SOLE                   194836
DAISEY TEK INT'L               CS               234053106      570    73192 SH       SOLE                    73192
DALLAS SEMICONDUCTOR           CS               235204104     3137   120620 SH       SOLE                   120620
DELHAIZE AMERICA CL.B          CS               246688204     7561   374500 SH       SOLE                   374500
DELHIAZE AMERICA CL.A          CS               246688105    10532   515035 SH       SOLE                   515035
ELAN CORP RTS                  RT                              452   321684 SH       SOLE                   321684
EXACT SCIENCES CORP	       CS               30063P105        4      500 SH       SOLE                      500
FAIRFIELD COMMUNITIES          CS               304231301    19307  1208980 SH       SOLE                  1208980
FIRSTAR BANCORP                CS               33763V109     1777    76577 SH       SOLE                    76577
FRITZ COMPANY INC              CS               358846103     1668   154300 SH       SOLE                   154300
HARCOURT GENERAL               CS               41163G101    16840   302500 SH       SOLE                   302500
IBP INC.                       CS               449223106    10764   656320 SH       SOLE                   656320
LSI 4/2  39 PUT                PT                             3491   150000 SH  Put  SOLE                   150000
METHODE ELECTRONICS A          CS               591520200     2150   120700 SH       SOLE                   120700
MRV COMMUNICATIONS             CS               553477100     1958   282260 SH       SOLE                   282260
NISOURCE SAILS WI              CS                             3784  1371066 SH       SOLE                  1371066
OLD KENT CORP.                 CS               679833103    10428   274412 SH       SOLE                   274412
SECURITY CAPITAL GROUP         CS               81413P204     6391   308000 SH       SOLE                   308000
WEB TRENDS                     CS               98444D104      906   100000 SH       SOLE                   100000
WORLDCOM                       CS               98157D106     2837   152300 SH       SOLE                   152300
        						    127396